Other Non-Current Assets - Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Equity securities	$ 37	$ 31
Public funding receivables	375	210
Taxes and other government receivables	26	22
French research tax credit receivable	231	246
Defined benefit plans	22	15
Prepayments and deposits to third parties	213	224
Derivative instruments	0	2
Other non-current assets	57	58
Other non-current assets	$ 961	$ 808